Revenue - Schedule of disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 31,046,812	$ 31,749,693	$ 25,096,308
Technology services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,676,738	28,190,993	21,013,483
Software licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,365,882	1,013,854	272,513
Support and maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,772,203	1,519,424	2,263,952
SaaS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65,187	42,662	103,739
Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	189,359
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	451,695	288,597	390,021
Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	442,077	657,711	715,027
Other Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	83,671	36,452	337,573
United State
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,980,591	22,180,946	14,484,717
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,523,257	8,531,854	9,042,475
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,948,321	611,666	1,240,068
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	160,372	305,166	275,066
Other Countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 434,271	$ 120,061	$ 53,982